Leases - Summary of Other Information Related to Operating Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 357
ROU assets obtained in exchange for new operating lease liabilities	$ 1,945
Weighted-average remaining lease term - operating leases, in years	7 years 7 months 6 days
Weighted-average discount rate - operating leases	2.90%